Revenue	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue

Note 4. Revenue

Disaggregation of Revenue

The Company believes that the nature, amount, timing and uncertainty of its revenue and cash flows and how they are affected by economic factors is most appropriately depicted through the Company’s primary geographical markets and subscription product types. The Company’s primary geographical markets are North and South America (“Americas”); Europe, Middle East and Africa (“EMEA”); and Asia Pacific (“APAC”).

The Company’s subscription types are disaggregated between cloud related and other subscription types. In the first quarter of fiscal year 2023, management re-evaluated its disaggregation of revenue and the Company updated its presentation of subscription product types to provide a more transparent view of management’s evaluation of financial performance that depicts the composition of revenue from customer contracts. The Company has updated all periods presented below to reflect this change in presentation. The change to revenue disaggregation had no impact to the Company’s unaudited condensed consolidated financial statements.

The following table summarizes the disaggregation of our revenue by geography for the three and six months ended March 31, 2023 and 2022, consistent with the information reviewed by our chief operating decision maker for evaluating the financial performance of reportable segments:

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
EMEA	$4,562	$3,864	$9,211	$7,817
Americas	6,510	5,165	12,473	10,260
APAC	2,402	1,665	4,595	3,317
Total revenue	$13,474	$10,694	$26,279	$21,394

Revenue attributable to the Company’s country of domicile upon completion of the Business Combination, Ireland, comprised 0.4% and 0.2% of the total revenue for the three months ended March 31, 2023 and 2022, respectively. Revenue attributable to the United States comprised 42.9% and 44.8% of the total revenue for the three months ended March 31, 2023 and 2022, respectively. Revenue attributable to the Company's country of domicile upon completion of the Business Combination, Ireland, comprised 0.7% and 0.2% of the total revenue for the six months ended March 31, 2023 and 2022, respectively. Revenue attributable to the United States comprised 42.6% and 44.2% of the total revenue for the six months ended March 31, 2023 and 2022, respectively. No other country outside of the United States comprised more than 10% of revenue for any of the periods presented. Revenue by location is determined by the billing address of the customer.

The following table provides information regarding revenue disaggregated by subscription types:

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
Cloud related	$2,938	$1,114	$4,817	$2,105
Other subscription	9,083	8,396	18,481	16,914
Total subscription revenue	$12,021	$9,510	$23,298	$19,019

Revenue from professional services recognized at a point in time amounted to $0.1 million and zero and revenue from professional services recognized over time amounted to $1.4 million and $1.2 million for the three months ended March 31, 2023 and 2022, respectively. Revenue from professional services recognized at a point in time amounted to $0.3 million and zero and revenue from professional services recognized over time amounted to $2.7 million and $2.4 million for the six months ended March 31, 2023 and 2022, respectively.

Contract Balances

Contract assets

A contract asset is initially recognized for revenue in which the customer is billed after services and support have begun being provided to the customer. Contract assets relate to revenue earned from ongoing subscriptions and support that have not been billed yet (unbilled receivables). As such, the balances of this account vary and depend on the number of unbilled receivables at the end of the year. Contract assets as of March 31, 2023 and September 30, 2022 were $0.5 million and none, respectively.

Deferred revenue

The deferred revenue and deferred revenue, net of current in the accompanying consolidated balance sheets include contract liabilities and refund liabilities. Contract liabilities are recognized if payments are received from a customer before the Company transfers control of the related goods or services. Refund liabilities consist of refundable customer deposits. Refundable customer deposits represent arrangements in which the customer has a unilateral cancellation right for which we are obligated to refund amounts paid related to products or services not yet delivered or provided at the time of cancellation. Revenue is recognized when the transfer of control to customers has occurred.

As of March 31, 2023 and September 30, 2022, the balance of deferred revenue was $45.2 million and $31.6 million, respectively, which includes $13.8 million and zero of refundable customer deposits, respectively.

Revenue recognized during the three months ended March 31, 2023 and 2022 that was included in the deferred revenue beginning balance of each year was $6.7 million and $6.8 million, respectively. Revenue recognized during the six months ended March 31, 2023 and 2022 that was included in the deferred revenue beginning balance of each year was $16.7 million and $16.1 million, respectively.

Remaining Performance Obligations

Remaining performance obligations represent the aggregate amount of the transaction price in contracts allocated to performance obligations not delivered, or partially undelivered, as of the end of the reporting period. Remaining performance obligations estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, adjustments for revenue that have not materialized and adjustments for currency. As of March 31, 2023, approximately $54.2 million of revenue is expected to be recognized from remaining performance obligations. The Company expects to recognize revenue on approximately 51.6% of these remaining performance obligations over the next 12 months. The Company’s contracts are recognized ratably over the contract term. Accordingly, the majority of the Company’s noncurrent remaining performance obligation is expected to be recognized in the next 13 to 36 months with the remainder recognized thereafter.

Cost to obtain a contract

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if it expects the benefits of those costs to be longer than one year. The Company determined certain costs related to its sales incentive program and its third-party referral fee program qualify as incremental costs of obtaining a contract. Capitalized costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The amortization period includes specifically identifiable contract renewals where there is no substantive renewal commission. The expected customer renewal period is estimated based on the historical life of the Company’s customers, which the Company has determined to be five years. The Company applies the practical expedient to not capitalize incremental costs of obtaining contracts if the amortization period is one year or less. Deferred commissions is included in other current assets and in other noncurrent assets. The current and noncurrent deferred commissions had a balance of $4.9 million as of March 31, 2023 and $4.6 million as of September 30, 2022.

Mariadb Corporation Ab
Disaggregation of Revenue [Line Items]
Revenue

Note 3. Revenue

Disaggregation of Revenue

The Company believes that the nature, amount, timing and uncertainty of its revenue and cash flows and how they are affected by economic factors is most appropriately depicted through the Company’s primary geographical markets and subscription product categories. The Company’s primary geographical markets are North and South America (“Americas”); Europe, Middle East and Africa (“EMEA”); and Asia Pacific (“APAC”).

The following table provides information regarding revenue disaggregated by geographic location:

	Year Ended
	September 30,
	2022	2021

	(in thousands)
EMEA	$16,092	$14,250
Americas	20,933	15,842
APAC	6,660	5,936
Total revenue	$43,685	$36,028

Revenue attributable to the Company’s country of domicile, Finland, comprised 4.6% and 4.8% of the total revenue for the years ended September 30, 2022 and 2021, respectively. Revenue attributable to the United States comprised 44.2% and 40.5% of the total revenue for the years ended September 30, 2022 and 2021, respectively. No other country outside of the United States comprised more than 10% of revenue for any of the periods presented. Revenue by location is determined by the billing address of the customer.

The following table provides information regarding revenue disaggregated by subscription category:

	Year Ended
	September 30,
	2022	2021

	(in thousands)
MariaDB Enterprise	$37,283	$30,900
MariaDB SkySQL	1,168	906
Total subscription revenue	$38,451	$31,806

Contract Balances

Contract assets

A contract asset is initially recognized for revenue in which the customer is billed after services and support have begun being provided to the customer. Contract assets relate to revenue earned from ongoing subscriptions and support that have not been billed yet (unbilled receivables). As such, the balances of this account vary and depend on the number of unbilled receivables at the end of the year. Contract assets as of September 30, 2022 and 2021 were zero in each year.

Contract liabilities

A contract liability is recognized if a payment is received from a customer before the Company transfers the control of the related goods or services. These amounts are presented as deferred revenues and deferred revenues, net of current in the accompanying consolidated balance sheets.

Revenue recognized during the years ended September 30, 2022 and 2021 that was included in the contract liability beginning balance of each year was $25.5 million and $17.8 million, respectively.

Remaining Performance Obligations

Remaining performance obligations represent the aggregate amount of the transaction price in contracts allocated to performance obligations not delivered, or partially undelivered, as of the end of the reporting period. Remaining performance obligations estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, adjustments for revenue that have not materialized and adjustments for currency. As of September 30, 2022, approximately $55.4 million of revenue is expected to be recognized from remaining performance obligations. The Company expects to recognize revenue on approximately 47.3% of these remaining performance obligations over the next 12 months. The Company’s contracts are recognized ratably over the contract term. Accordingly, the majority of the Company’s noncurrent remaining performance obligation is expected to be recognized in the next 13 to 36 months with the remainder recognized thereafter.

Cost to obtain a contract

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if it expects the benefits of those costs to be longer than one year. The Company determined certain costs related to its sales incentive program and its third-party referral fee program qualify as incremental costs of obtaining a contract. Capitalized costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The amortization period includes specifically identifiable contract renewals where there is no substantive renewal commission. The expected customer renewal period is estimated based on the historical life of the Company’s customers, which the Company has determined to be five years. The Company applies the practical expedient to not capitalize incremental costs of obtaining contracts if the amortization period is one year or less. Deferred commissions, which is included in other current assets, totaled $1.8 million and $2.3 million as of September 30, 2022 and 2021, respectively.